Income Taxes - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Deferred Tax Liabilities, Net	$ (87,937)	$ (80,712)
Deferred tax assets:
Net operating loss carryforwards	279,624	287,228
Federal and state credit carryforwards	34,942	31,614
Accrued expenses and other reserves	50,202	51,949
Difference in timing of revenue related items	33,489	0
Deferred compensation	38,832	45,284
Capitalized research and development costs	3,529	3,415
Other	13,582	7,341
Total deferred tax assets	454,200	426,831
Valuation allowance for deffered tax assets	(241,782)	(192,929)
Net deferred tax assets	212,418	233,902
Deferred tax liabilities:
Difference in timing of revenue related items - liability	0	(130)
Depreciation	(31,621)	(22,528)
Convertible debt	(39,935)	(35,729)
Acquired intangibles	(228,799)	(256,227)
Reported as:
Other assets	16,845	12,415
Long-term deferred tax liability	$ (104,782)	$ (93,127)